SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM DEBT

NOTE 6:SHORT-TERM AND LONG-TERM DEBT

On December 17, 2018, ClientConnect Ltd., a former Israeli subsidiary of Perion, which merged into Perion on June 30, 2020, executed a new loan facility, in the amount of $25,000. Proceeds of the loan facility were applied to refinancing of the existing debt as well as the debt of Undertone, a US subsidiary of Perion. ClientConnect's obligations under the facility were assumed by Perion in the context of the merger. Principal on the loan is payable in twelve equal quarterly instalments beginning March 2019 and maturing on December 31, 2021. The interest on the loan is at the rate of three-month LIBOR plus 5.7% per annum, payable quarterly. The credit facility is secured by liens on the assets of Perion and Undertone and is guaranteed by Undertone. The guarantee by Undertone is limited to $33,000. Financial covenants for the loan facility are tested at the level of Perion on a consolidated basis.

On March 8, 2021, the Company early repaid the full amount of its loan facility with bank Mizrachi of a principal amount of $8,333 together with the accumulated interest up to this date as per the agreement.